Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMG Funds
Entity Central Index Key	0001089951
Document Period End Date	Jun. 30, 2024
C000176471 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Global Fund
Class Name	Class N
Trading Symbol	YFSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Yacktman Global Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Global Fund (Class N/YFSNX)	$57	1.13%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%
Net Assets	$ 172,619,428
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 619,235
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$172,619,428
Total number of portfolio holdings	60
Net advisory fees paid	$619,235
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Bolloré SE (France)	9.4%
Samsung Electronics Co., Ltd., 1.560% (South Korea)	8.5%
Canadian Natural Resources, Ltd. (Canada)	7.2%
Samsung C&T Corp. (South Korea)	5.1%
Hyundai Motor Co., 8.200% (South Korea)	4.6%
Total Energy Services, Inc. (Canada)	4.3%
HI-LEX Corp. (Japan)	3.9%
Cie de L'Odet SE (France)	3.6%
Unit Corp. (United States)	3.4%
Ocean Wilsons Holdings, Ltd. (Bermuda)	3.2%
Top Ten as a Group	53.2%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bolloré SE (France)	9.4%
Samsung Electronics Co., Ltd., 1.560% (South Korea)	8.5%
Canadian Natural Resources, Ltd. (Canada)	7.2%
Samsung C&T Corp. (South Korea)	5.1%
Hyundai Motor Co., 8.200% (South Korea)	4.6%
Total Energy Services, Inc. (Canada)	4.3%
HI-LEX Corp. (Japan)	3.9%
Cie de L'Odet SE (France)	3.6%
Unit Corp. (United States)	3.4%
Ocean Wilsons Holdings, Ltd. (Bermuda)	3.2%
Top Ten as a Group	53.2%

C000176472 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Global Fund
Class Name	Class I
Trading Symbol	YFSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Yacktman Global Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539.
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Global Fund (Class I/YFSIX)	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 172,619,428
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 619,235
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$172,619,428
Total number of portfolio holdings	60
Net advisory fees paid	$619,235
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Bolloré SE (France)	9.4%
Samsung Electronics Co., Ltd., 1.560% (South Korea)	8.5%
Canadian Natural Resources, Ltd. (Canada)	7.2%
Samsung C&T Corp. (South Korea)	5.1%
Hyundai Motor Co., 8.200% (South Korea)	4.6%
Total Energy Services, Inc. (Canada)	4.3%
HI-LEX Corp. (Japan)	3.9%
Cie de L'Odet SE (France)	3.6%
Unit Corp. (United States)	3.4%
Ocean Wilsons Holdings, Ltd. (Bermuda)	3.2%
Top Ten as a Group	53.2%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bolloré SE (France)	9.4%
Samsung Electronics Co., Ltd., 1.560% (South Korea)	8.5%
Canadian Natural Resources, Ltd. (Canada)	7.2%
Samsung C&T Corp. (South Korea)	5.1%
Hyundai Motor Co., 8.200% (South Korea)	4.6%
Total Energy Services, Inc. (Canada)	4.3%
HI-LEX Corp. (Japan)	3.9%
Cie de L'Odet SE (France)	3.6%
Unit Corp. (United States)	3.4%
Ocean Wilsons Holdings, Ltd. (Bermuda)	3.2%
Top Ten as a Group	53.2%

C000056573 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Value Fund
Class Name	Class N
Trading Symbol	SKSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small Cap Value Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Value Fund (Class N/SKSEX)	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
Net Assets	$ 234,572,911
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 802,618
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$234,572,911
Total number of portfolio holdings	88
Net advisory fees paid	$802,618
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Piper Sandler Cos.	2.2%
Federal Agricultural Mortgage Corp., Class C	2.2%
Primoris Services Corp.	2.2%
Selective Insurance Group, Inc.	2.2%
Independence Realty Trust, Inc., REIT	2.1%
Integer Holdings Corp.	2.1%
Permian Resources Corp.	2.1%
Boot Barn Holdings, Inc.	2.0%
PJT Partners, Inc., Class A	2.0%
CBIZ, Inc.	2.0%
Top Ten as a Group	21.1%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Piper Sandler Cos.	2.2%
Federal Agricultural Mortgage Corp., Class C	2.2%
Primoris Services Corp.	2.2%
Selective Insurance Group, Inc.	2.2%
Independence Realty Trust, Inc., REIT	2.1%
Integer Holdings Corp.	2.1%
Permian Resources Corp.	2.1%
Boot Barn Holdings, Inc.	2.0%
PJT Partners, Inc., Class A	2.0%
CBIZ, Inc.	2.0%
Top Ten as a Group	21.1%

C000180067 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Value Fund
Class Name	Class I
Trading Symbol	SKSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small Cap Value Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Value Fund (Class I/SKSIX)	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 234,572,911
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 802,618
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$234,572,911
Total number of portfolio holdings	88
Net advisory fees paid	$802,618
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Piper Sandler Cos.	2.2%
Federal Agricultural Mortgage Corp., Class C	2.2%
Primoris Services Corp.	2.2%
Selective Insurance Group, Inc.	2.2%
Independence Realty Trust, Inc., REIT	2.1%
Integer Holdings Corp.	2.1%
Permian Resources Corp.	2.1%
Boot Barn Holdings, Inc.	2.0%
PJT Partners, Inc., Class A	2.0%
CBIZ, Inc.	2.0%
Top Ten as a Group	21.1%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Piper Sandler Cos.	2.2%
Federal Agricultural Mortgage Corp., Class C	2.2%
Primoris Services Corp.	2.2%
Selective Insurance Group, Inc.	2.2%
Independence Realty Trust, Inc., REIT	2.1%
Integer Holdings Corp.	2.1%
Permian Resources Corp.	2.1%
Boot Barn Holdings, Inc.	2.0%
PJT Partners, Inc., Class A	2.0%
CBIZ, Inc.	2.0%
Top Ten as a Group	21.1%

C000180068 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Value Fund
Class Name	Class Z
Trading Symbol	SKSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small Cap Value Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Value Fund (Class Z/SKSZX)	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 234,572,911
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 802,618
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$234,572,911
Total number of portfolio holdings	88
Net advisory fees paid	$802,618
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Piper Sandler Cos.	2.2%
Federal Agricultural Mortgage Corp., Class C	2.2%
Primoris Services Corp.	2.2%
Selective Insurance Group, Inc.	2.2%
Independence Realty Trust, Inc., REIT	2.1%
Integer Holdings Corp.	2.1%
Permian Resources Corp.	2.1%
Boot Barn Holdings, Inc.	2.0%
PJT Partners, Inc., Class A	2.0%
CBIZ, Inc.	2.0%
Top Ten as a Group	21.1%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Piper Sandler Cos.	2.2%
Federal Agricultural Mortgage Corp., Class C	2.2%
Primoris Services Corp.	2.2%
Selective Insurance Group, Inc.	2.2%
Independence Realty Trust, Inc., REIT	2.1%
Integer Holdings Corp.	2.1%
Permian Resources Corp.	2.1%
Boot Barn Holdings, Inc.	2.0%
PJT Partners, Inc., Class A	2.0%
CBIZ, Inc.	2.0%
Top Ten as a Group	21.1%

C000027323 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Mid Cap Growth Fund
Class Name	Class N
Trading Symbol	TMDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Mid Cap Growth Fund (Class N/TMDPX)	$61	1.18%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%
Material Change Date	Jul. 01, 2024
Net Assets	$ 1,350,136,571
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 5,275,579
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$1,350,136,571
Total number of portfolio holdings	75
Net advisory fees paid	$5,275,579
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Crowdstrike Holdings, Inc., Class A	3.2%
Cintas Corp.	2.8%
Verisk Analytics, Inc., Class A	2.5%
Cencora, Inc.	2.5%
Amphenol Corp., Class A	2.4%
O'Reilly Automotive, Inc.	2.4%
Gartner, Inc.	2.3%
Waste Connections, Inc. (Canada)	2.3%
Monolithic Power Systems, Inc.	2.1%
Teradyne, Inc.	2.0%
Top Ten as a Group	24.5%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Crowdstrike Holdings, Inc., Class A	3.2%
Cintas Corp.	2.8%
Verisk Analytics, Inc., Class A	2.5%
Cencora, Inc.	2.5%
Amphenol Corp., Class A	2.4%
O'Reilly Automotive, Inc.	2.4%
Gartner, Inc.	2.3%
Waste Connections, Inc. (Canada)	2.3%
Monolithic Power Systems, Inc.	2.1%
Teradyne, Inc.	2.0%
Top Ten as a Group	24.5%

Material Fund Change [Text Block]
Recent Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus at https://wealth.amg.com/resources/order-literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective July 1, 2024, the management fee for the Fund was reduced from 0.79% to 0.66%, which resulted in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s prior fee structure.

Updated Prospectus Phone Number	800.548.4539
Updated Prospectus Email Address	shareholderservices@amg.com
Updated Prospectus Web Address	https://wealth.amg.com/resources/order-literature
C000180065 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	TQMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Mid Cap Growth Fund (Class I/TQMIX)	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Material Change Date	Jul. 01, 2024
Net Assets	$ 1,350,136,571
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 5,275,579
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$1,350,136,571
Total number of portfolio holdings	75
Net advisory fees paid	$5,275,579
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Crowdstrike Holdings, Inc., Class A	3.2%
Cintas Corp.	2.8%
Verisk Analytics, Inc., Class A	2.5%
Cencora, Inc.	2.5%
Amphenol Corp., Class A	2.4%
O'Reilly Automotive, Inc.	2.4%
Gartner, Inc.	2.3%
Waste Connections, Inc. (Canada)	2.3%
Monolithic Power Systems, Inc.	2.1%
Teradyne, Inc.	2.0%
Top Ten as a Group	24.5%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Crowdstrike Holdings, Inc., Class A	3.2%
Cintas Corp.	2.8%
Verisk Analytics, Inc., Class A	2.5%
Cencora, Inc.	2.5%
Amphenol Corp., Class A	2.4%
O'Reilly Automotive, Inc.	2.4%
Gartner, Inc.	2.3%
Waste Connections, Inc. (Canada)	2.3%
Monolithic Power Systems, Inc.	2.1%
Teradyne, Inc.	2.0%
Top Ten as a Group	24.5%

Material Fund Change [Text Block]
Recent Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus at https://wealth.amg.com/resources/order-literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective July 1, 2024, the management fee for the Fund was reduced from 0.79% to 0.66%, which resulted in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s prior fee structure.

Updated Prospectus Phone Number	800.548.4539
Updated Prospectus Email Address	shareholderservices@amg.com
Updated Prospectus Web Address	https://wealth.amg.com/resources/order-literature
C000027322 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Mid Cap Growth Fund
Class Name	Class Z
Trading Symbol	TMDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Mid Cap Growth Fund (Class Z/TMDIX)	$50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
Material Change Date	Jul. 01, 2024
Net Assets	$ 1,350,136,571
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 5,275,579
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$1,350,136,571
Total number of portfolio holdings	75
Net advisory fees paid	$5,275,579
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Crowdstrike Holdings, Inc., Class A	3.2%
Cintas Corp.	2.8%
Verisk Analytics, Inc., Class A	2.5%
Cencora, Inc.	2.5%
Amphenol Corp., Class A	2.4%
O'Reilly Automotive, Inc.	2.4%
Gartner, Inc.	2.3%
Waste Connections, Inc. (Canada)	2.3%
Monolithic Power Systems, Inc.	2.1%
Teradyne, Inc.	2.0%
Top Ten as a Group	24.5%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Crowdstrike Holdings, Inc., Class A	3.2%
Cintas Corp.	2.8%
Verisk Analytics, Inc., Class A	2.5%
Cencora, Inc.	2.5%
Amphenol Corp., Class A	2.4%
O'Reilly Automotive, Inc.	2.4%
Gartner, Inc.	2.3%
Waste Connections, Inc. (Canada)	2.3%
Monolithic Power Systems, Inc.	2.1%
Teradyne, Inc.	2.0%
Top Ten as a Group	24.5%

Material Fund Change [Text Block]
Recent Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus at https://wealth.amg.com/resources/order-literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective July 1, 2024, the management fee for the Fund was reduced from 0.79% to 0.66%, which resulted in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s prior fee structure.

Updated Prospectus Phone Number	800.548.4539
Updated Prospectus Email Address	shareholderservices@amg.com
Updated Prospectus Web Address	https://wealth.amg.com/resources/order-literature
C000078885 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Enhanced Yield Fund
Class Name	Class N
Trading Symbol	GWMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Municipal Enhanced Yield Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced Yield Fund (Class N/GWMNX)	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 203,804,926
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 365,630
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$203,804,926
Total number of portfolio holdings	75
Net advisory fees paid	$365,630
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.9%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	3.2%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.0%
City of Chattanooga Electric, 2.000%, 09/01/40	2.7%
Philadelphia Authority for Industrial Development, 5.250%, 11/01/52	2.7%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	2.6%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.5%
New York Transportation Development Corp., 4.000%, 04/30/53	2.3%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.3%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.2%
Top Ten as a Group	27.4%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.9%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	3.2%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.0%
City of Chattanooga Electric, 2.000%, 09/01/40	2.7%
Philadelphia Authority for Industrial Development, 5.250%, 11/01/52	2.7%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	2.6%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.5%
New York Transportation Development Corp., 4.000%, 04/30/53	2.3%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.3%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.2%
Top Ten as a Group	27.4%

C000069909 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Enhanced Yield Fund
Class Name	Class I
Trading Symbol	GWMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Municipal Enhanced Yield Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced Yield Fund (Class I/GWMEX)	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 203,804,926
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 365,630
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$203,804,926
Total number of portfolio holdings	75
Net advisory fees paid	$365,630
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.9%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	3.2%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.0%
City of Chattanooga Electric, 2.000%, 09/01/40	2.7%
Philadelphia Authority for Industrial Development, 5.250%, 11/01/52	2.7%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	2.6%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.5%
New York Transportation Development Corp., 4.000%, 04/30/53	2.3%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.3%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.2%
Top Ten as a Group	27.4%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.9%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	3.2%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.0%
City of Chattanooga Electric, 2.000%, 09/01/40	2.7%
Philadelphia Authority for Industrial Development, 5.250%, 11/01/52	2.7%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	2.6%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.5%
New York Transportation Development Corp., 4.000%, 04/30/53	2.3%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.3%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.2%
Top Ten as a Group	27.4%

C000180069 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Enhanced Yield Fund
Class Name	Class Z
Trading Symbol	GWMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Municipal Enhanced Yield Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced Yield Fund (Class Z/GWMZX)	$29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 203,804,926
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 365,630
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$203,804,926
Total number of portfolio holdings	75
Net advisory fees paid	$365,630
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.9%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	3.2%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.0%
City of Chattanooga Electric, 2.000%, 09/01/40	2.7%
Philadelphia Authority for Industrial Development, 5.250%, 11/01/52	2.7%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	2.6%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.5%
New York Transportation Development Corp., 4.000%, 04/30/53	2.3%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.3%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.2%
Top Ten as a Group	27.4%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.9%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	3.2%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.0%
City of Chattanooga Electric, 2.000%, 09/01/40	2.7%
Philadelphia Authority for Industrial Development, 5.250%, 11/01/52	2.7%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	2.6%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.5%
New York Transportation Development Corp., 4.000%, 04/30/53	2.3%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.3%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.2%
Top Ten as a Group	27.4%

C000122076 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare International Small Cap Fund
Class Name	Class N
Trading Symbol	TCMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare International Small Cap Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare International Small Cap Fund (Class N/TCMPX)	$67	1.31%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.31%
Net Assets	$ 144,560,380
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 576,117
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$144,560,380
Total number of portfolio holdings	89
Net advisory fees paid	$576,117
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Viscofan, S.A. (Spain)	2.5%
Rakuten Bank, Ltd. (Japan)	2.5%
Nippon Gas Co., Ltd. (Japan)	2.4%
Siegfried Holding AG (Switzerland)	2.4%
Integral Corp. (Japan)	2.2%
Ringkjoebing Landbobank A/S (Denmark)	2.2%
Steadfast Group, Ltd. (Australia)	2.1%
CyberArk Software, Ltd. (Israel)	2.0%
Tate & Lyle PLC (United Kingdom)	2.0%
Rohto Pharmaceutical Co., Ltd. (Japan)	2.0%
Top Ten as a Group	22.3%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Viscofan, S.A. (Spain)	2.5%
Rakuten Bank, Ltd. (Japan)	2.5%
Nippon Gas Co., Ltd. (Japan)	2.4%
Siegfried Holding AG (Switzerland)	2.4%
Integral Corp. (Japan)	2.2%
Ringkjoebing Landbobank A/S (Denmark)	2.2%
Steadfast Group, Ltd. (Australia)	2.1%
CyberArk Software, Ltd. (Israel)	2.0%
Tate & Lyle PLC (United Kingdom)	2.0%
Rohto Pharmaceutical Co., Ltd. (Japan)	2.0%
Top Ten as a Group	22.3%

C000180071 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare International Small Cap Fund
Class Name	Class I
Trading Symbol	TQTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare International Small Cap Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare International Small Cap Fund (Class I/TQTIX)	$57	1.12%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%
Net Assets	$ 144,560,380
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 576,117
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$144,560,380
Total number of portfolio holdings	89
Net advisory fees paid	$576,117
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Viscofan, S.A. (Spain)	2.5%
Rakuten Bank, Ltd. (Japan)	2.5%
Nippon Gas Co., Ltd. (Japan)	2.4%
Siegfried Holding AG (Switzerland)	2.4%
Integral Corp. (Japan)	2.2%
Ringkjoebing Landbobank A/S (Denmark)	2.2%
Steadfast Group, Ltd. (Australia)	2.1%
CyberArk Software, Ltd. (Israel)	2.0%
Tate & Lyle PLC (United Kingdom)	2.0%
Rohto Pharmaceutical Co., Ltd. (Japan)	2.0%
Top Ten as a Group	22.3%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Viscofan, S.A. (Spain)	2.5%
Rakuten Bank, Ltd. (Japan)	2.5%
Nippon Gas Co., Ltd. (Japan)	2.4%
Siegfried Holding AG (Switzerland)	2.4%
Integral Corp. (Japan)	2.2%
Ringkjoebing Landbobank A/S (Denmark)	2.2%
Steadfast Group, Ltd. (Australia)	2.1%
CyberArk Software, Ltd. (Israel)	2.0%
Tate & Lyle PLC (United Kingdom)	2.0%
Rohto Pharmaceutical Co., Ltd. (Japan)	2.0%
Top Ten as a Group	22.3%

C000122075 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare International Small Cap Fund
Class Name	Class Z
Trading Symbol	TCMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare International Small Cap Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare International Small Cap Fund (Class Z/TCMIX)	$54	1.06%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
Net Assets	$ 144,560,380
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 576,117
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$144,560,380
Total number of portfolio holdings	89
Net advisory fees paid	$576,117
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Viscofan, S.A. (Spain)	2.5%
Rakuten Bank, Ltd. (Japan)	2.5%
Nippon Gas Co., Ltd. (Japan)	2.4%
Siegfried Holding AG (Switzerland)	2.4%
Integral Corp. (Japan)	2.2%
Ringkjoebing Landbobank A/S (Denmark)	2.2%
Steadfast Group, Ltd. (Australia)	2.1%
CyberArk Software, Ltd. (Israel)	2.0%
Tate & Lyle PLC (United Kingdom)	2.0%
Rohto Pharmaceutical Co., Ltd. (Japan)	2.0%
Top Ten as a Group	22.3%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Viscofan, S.A. (Spain)	2.5%
Rakuten Bank, Ltd. (Japan)	2.5%
Nippon Gas Co., Ltd. (Japan)	2.4%
Siegfried Holding AG (Switzerland)	2.4%
Integral Corp. (Japan)	2.2%
Ringkjoebing Landbobank A/S (Denmark)	2.2%
Steadfast Group, Ltd. (Australia)	2.1%
CyberArk Software, Ltd. (Israel)	2.0%
Tate & Lyle PLC (United Kingdom)	2.0%
Rohto Pharmaceutical Co., Ltd. (Japan)	2.0%
Top Ten as a Group	22.3%

C000180073 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Emerging Markets Small Cap Fund
Class Name	Class N
Trading Symbol	TQENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare Emerging Markets Small Cap Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Emerging Markets Small Cap Fund (Class N/TQENX)	$83	1.65%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.65%
Net Assets	$ 1,914,529
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
Fund net assets	$1,914,529
Total number of portfolio holdings	85
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
KINX, Inc. (South Korea)	2.7%
Despegar.com Corp. (Argentina)	2.7%
Raymond, Ltd. (India)	2.4%
WinWay Technology Co., Ltd. (Taiwan)	2.2%
Bora Pharmaceuticals Co., Ltd. (Taiwan)	2.1%
M31 Technology Corp. (Taiwan)	2.0%
Accton Technology Corp. (Taiwan)	1.9%
LIG Nex1 Co., Ltd. (South Korea)	1.9%
ISC Co., Ltd. (South Korea)	1.8%
Arcos Dorados Holdings, Inc., Class A (Uruguay)	1.8%
Top Ten as a Group	21.5%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
KINX, Inc. (South Korea)	2.7%
Despegar.com Corp. (Argentina)	2.7%
Raymond, Ltd. (India)	2.4%
WinWay Technology Co., Ltd. (Taiwan)	2.2%
Bora Pharmaceuticals Co., Ltd. (Taiwan)	2.1%
M31 Technology Corp. (Taiwan)	2.0%
Accton Technology Corp. (Taiwan)	1.9%
LIG Nex1 Co., Ltd. (South Korea)	1.9%
ISC Co., Ltd. (South Korea)	1.8%
Arcos Dorados Holdings, Inc., Class A (Uruguay)	1.8%
Top Ten as a Group	21.5%

C000175128 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Emerging Markets Small Cap Fund
Class Name	Class I
Trading Symbol	TQEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare Emerging Markets Small Cap Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Emerging Markets Small Cap Fund (Class I/TQEIX)	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Net Assets	$ 1,914,529
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
Fund net assets	$1,914,529
Total number of portfolio holdings	85
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
KINX, Inc. (South Korea)	2.7%
Despegar.com Corp. (Argentina)	2.7%
Raymond, Ltd. (India)	2.4%
WinWay Technology Co., Ltd. (Taiwan)	2.2%
Bora Pharmaceuticals Co., Ltd. (Taiwan)	2.1%
M31 Technology Corp. (Taiwan)	2.0%
Accton Technology Corp. (Taiwan)	1.9%
LIG Nex1 Co., Ltd. (South Korea)	1.9%
ISC Co., Ltd. (South Korea)	1.8%
Arcos Dorados Holdings, Inc., Class A (Uruguay)	1.8%
Top Ten as a Group	21.5%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
KINX, Inc. (South Korea)	2.7%
Despegar.com Corp. (Argentina)	2.7%
Raymond, Ltd. (India)	2.4%
WinWay Technology Co., Ltd. (Taiwan)	2.2%
Bora Pharmaceuticals Co., Ltd. (Taiwan)	2.1%
M31 Technology Corp. (Taiwan)	2.0%
Accton Technology Corp. (Taiwan)	1.9%
LIG Nex1 Co., Ltd. (South Korea)	1.9%
ISC Co., Ltd. (South Korea)	1.8%
Arcos Dorados Holdings, Inc., Class A (Uruguay)	1.8%
Top Ten as a Group	21.5%

C000175127 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Emerging Markets Small Cap Fund
Class Name	Class Z
Trading Symbol	TQEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare Emerging Markets Small Cap Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Emerging Markets Small Cap Fund (Class Z/TQEZX)	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Net Assets	$ 1,914,529
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
Fund net assets	$1,914,529
Total number of portfolio holdings	85
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
KINX, Inc. (South Korea)	2.7%
Despegar.com Corp. (Argentina)	2.7%
Raymond, Ltd. (India)	2.4%
WinWay Technology Co., Ltd. (Taiwan)	2.2%
Bora Pharmaceuticals Co., Ltd. (Taiwan)	2.1%
M31 Technology Corp. (Taiwan)	2.0%
Accton Technology Corp. (Taiwan)	1.9%
LIG Nex1 Co., Ltd. (South Korea)	1.9%
ISC Co., Ltd. (South Korea)	1.8%
Arcos Dorados Holdings, Inc., Class A (Uruguay)	1.8%
Top Ten as a Group	21.5%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
KINX, Inc. (South Korea)	2.7%
Despegar.com Corp. (Argentina)	2.7%
Raymond, Ltd. (India)	2.4%
WinWay Technology Co., Ltd. (Taiwan)	2.2%
Bora Pharmaceuticals Co., Ltd. (Taiwan)	2.1%
M31 Technology Corp. (Taiwan)	2.0%
Accton Technology Corp. (Taiwan)	1.9%
LIG Nex1 Co., Ltd. (South Korea)	1.9%
ISC Co., Ltd. (South Korea)	1.8%
Arcos Dorados Holdings, Inc., Class A (Uruguay)	1.8%
Top Ten as a Group	21.5%

C000027325 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Small Cap Growth Fund
Class Name	Class N
Trading Symbol	TSCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Small Cap Growth Fund (Class N/TSCPX)	$60	1.18%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%
Material Change Date	Jul. 01, 2024
Net Assets	$ 166,269,735
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 606,930
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$166,269,735
Total number of portfolio holdings	82
Net advisory fees paid	$606,930
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Casella Waste Systems, Inc., Class A	2.8%
CyberArk Software, Ltd. (Israel)	2.7%
Vertex, Inc., Class A	2.5%
JFrog, Ltd. (Israel)	2.5%
BJ's Wholesale Club Holdings, Inc.	2.1%
Victory Capital Holdings, Inc., Class A	2.0%
Matador Resources Co.	1.9%
Hamilton Lane, Inc., Class A	1.9%
Smartsheet, Inc., Class A	1.9%
Esab Corp.	1.9%
Top Ten as a Group	22.2%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Casella Waste Systems, Inc., Class A	2.8%
CyberArk Software, Ltd. (Israel)	2.7%
Vertex, Inc., Class A	2.5%
JFrog, Ltd. (Israel)	2.5%
BJ's Wholesale Club Holdings, Inc.	2.1%
Victory Capital Holdings, Inc., Class A	2.0%
Matador Resources Co.	1.9%
Hamilton Lane, Inc., Class A	1.9%
Smartsheet, Inc., Class A	1.9%
Esab Corp.	1.9%
Top Ten as a Group	22.2%

Material Fund Change [Text Block]
Recent Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus at https://wealth.amg.com/resources/order-literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective July 1, 2024, the following fee changes for the Fund took effect and resulted in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s prior fee structure: (i) the management fee for the Fund was reduced from 0.79% to 0.76%; and (ii) the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) was replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager agreed, through at least May 1, 2026, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.96% (reduced from 0.99%) of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the following fee changes for the Fund took effect and resulted in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s prior fee structure: (i) the management fee for the Fund was reduced from 0.79% to 0.76%; and (ii) the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) was replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager agreed, through at least May 1, 2026, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.96% (reduced from 0.99%) of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Updated Prospectus Phone Number	800.548.4539
Updated Prospectus Email Address	shareholderservices@amg.com
Updated Prospectus Web Address	https://wealth.amg.com/resources/order-literature
C000180066 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Small Cap Growth Fund
Class Name	Class I
Trading Symbol	TSQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Small Cap Growth Fund (Class I/TSQIX)	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Material Change Date	Jul. 01, 2024
Net Assets	$ 166,269,735
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 606,930
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$166,269,735
Total number of portfolio holdings	82
Net advisory fees paid	$606,930
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Casella Waste Systems, Inc., Class A	2.8%
CyberArk Software, Ltd. (Israel)	2.7%
Vertex, Inc., Class A	2.5%
JFrog, Ltd. (Israel)	2.5%
BJ's Wholesale Club Holdings, Inc.	2.1%
Victory Capital Holdings, Inc., Class A	2.0%
Matador Resources Co.	1.9%
Hamilton Lane, Inc., Class A	1.9%
Smartsheet, Inc., Class A	1.9%
Esab Corp.	1.9%
Top Ten as a Group	22.2%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Casella Waste Systems, Inc., Class A	2.8%
CyberArk Software, Ltd. (Israel)	2.7%
Vertex, Inc., Class A	2.5%
JFrog, Ltd. (Israel)	2.5%
BJ's Wholesale Club Holdings, Inc.	2.1%
Victory Capital Holdings, Inc., Class A	2.0%
Matador Resources Co.	1.9%
Hamilton Lane, Inc., Class A	1.9%
Smartsheet, Inc., Class A	1.9%
Esab Corp.	1.9%
Top Ten as a Group	22.2%

Material Fund Change [Text Block]
Recent Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus at https://wealth.amg.com/resources/order-literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective July 1, 2024, the following fee changes for the Fund took effect and resulted in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s prior fee structure: (i) the management fee for the Fund was reduced from 0.79% to 0.76%; and (ii) the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) was replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager agreed, through at least May 1, 2026, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.96% (reduced from 0.99%) of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the following fee changes for the Fund took effect and resulted in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s prior fee structure: (i) the management fee for the Fund was reduced from 0.79% to 0.76%; and (ii) the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) was replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager agreed, through at least May 1, 2026, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.96% (reduced from 0.99%) of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Updated Prospectus Phone Number	800.548.4539
Updated Prospectus Email Address	shareholderservices@amg.com
Updated Prospectus Web Address	https://wealth.amg.com/resources/order-literature
C000027324 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Small Cap Growth Fund
Class Name	Class Z
Trading Symbol	TSCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Small Cap Growth Fund (Class Z/TSCIX)	$50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
Material Change Date	Jul. 01, 2024
Net Assets	$ 166,269,735
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 606,930
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$166,269,735
Total number of portfolio holdings	82
Net advisory fees paid	$606,930
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Casella Waste Systems, Inc., Class A	2.8%
CyberArk Software, Ltd. (Israel)	2.7%
Vertex, Inc., Class A	2.5%
JFrog, Ltd. (Israel)	2.5%
BJ's Wholesale Club Holdings, Inc.	2.1%
Victory Capital Holdings, Inc., Class A	2.0%
Matador Resources Co.	1.9%
Hamilton Lane, Inc., Class A	1.9%
Smartsheet, Inc., Class A	1.9%
Esab Corp.	1.9%
Top Ten as a Group	22.2%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Casella Waste Systems, Inc., Class A	2.8%
CyberArk Software, Ltd. (Israel)	2.7%
Vertex, Inc., Class A	2.5%
JFrog, Ltd. (Israel)	2.5%
BJ's Wholesale Club Holdings, Inc.	2.1%
Victory Capital Holdings, Inc., Class A	2.0%
Matador Resources Co.	1.9%
Hamilton Lane, Inc., Class A	1.9%
Smartsheet, Inc., Class A	1.9%
Esab Corp.	1.9%
Top Ten as a Group	22.2%

Material Fund Change [Text Block]
Recent Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus at https://wealth.amg.com/resources/order-literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective July 1, 2024, the following fee changes for the Fund took effect and resulted in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s prior fee structure: (i) the management fee for the Fund was reduced from 0.79% to 0.76%; and (ii) the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) was replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager agreed, through at least May 1, 2026, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.96% (reduced from 0.99%) of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the following fee changes for the Fund took effect and resulted in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s prior fee structure: (i) the management fee for the Fund was reduced from 0.79% to 0.76%; and (ii) the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) was replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager agreed, through at least May 1, 2026, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.96% (reduced from 0.99%) of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Updated Prospectus Phone Number	800.548.4539
Updated Prospectus Email Address	shareholderservices@amg.com
Updated Prospectus Web Address	https://wealth.amg.com/resources/order-literature
C000077269 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Bond Fund
Class Name	Class N
Trading Symbol	GWMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Municipal Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Bond Fund (Class N/GWMTX)	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 1,009,911,288
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 731,935
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$1,009,911,288
Total number of portfolio holdings	198
Net advisory fees paid	$731,935
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Iowa Finance Authority, State Revolving Fund Green Bond, 5.000%, 08/01/30	1.5%
Metropolitan Transportation Authority, Green Bond, Series B, 5.000%, 11/15/27	1.5%
Triborough Bridge & Tunnel Authority, Series C, 5.000%, 11/15/36	1.4%
Commonwealth of Massachusetts, Series A, 5.000%, 03/01/32	1.3%
State of Maryland, Department of Transportation, 5.000%, 09/01/29	1.3%
State of Maryland, Department of Transportation, 5.000%, 10/01/28	1.2%
Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.2%
City of San Antonio Electric & Gas Systems, Series A, 5.000%, 02/01/31	1.2%
State of Illinois, Series B, 5.000%, 05/01/34	1.1%
State of Wisconsin Transportation, Series 2, 5.000%, 07/01/29	1.1%
Top Ten as a Group	12.8%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
Iowa Finance Authority, State Revolving Fund Green Bond, 5.000%, 08/01/30	1.5%
Metropolitan Transportation Authority, Green Bond, Series B, 5.000%, 11/15/27	1.5%
Triborough Bridge & Tunnel Authority, Series C, 5.000%, 11/15/36	1.4%
Commonwealth of Massachusetts, Series A, 5.000%, 03/01/32	1.3%
State of Maryland, Department of Transportation, 5.000%, 09/01/29	1.3%
State of Maryland, Department of Transportation, 5.000%, 10/01/28	1.2%
Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.2%
City of San Antonio Electric & Gas Systems, Series A, 5.000%, 02/01/31	1.2%
State of Illinois, Series B, 5.000%, 05/01/34	1.1%
State of Wisconsin Transportation, Series 2, 5.000%, 07/01/29	1.1%
Top Ten as a Group	12.8%

C000077267 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Bond Fund
Class Name	Class I
Trading Symbol	GWMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Municipal Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Bond Fund (Class I/GWMIX)	$19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
Net Assets	$ 1,009,911,288
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 731,935
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$1,009,911,288
Total number of portfolio holdings	198
Net advisory fees paid	$731,935
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Iowa Finance Authority, State Revolving Fund Green Bond, 5.000%, 08/01/30	1.5%
Metropolitan Transportation Authority, Green Bond, Series B, 5.000%, 11/15/27	1.5%
Triborough Bridge & Tunnel Authority, Series C, 5.000%, 11/15/36	1.4%
Commonwealth of Massachusetts, Series A, 5.000%, 03/01/32	1.3%
State of Maryland, Department of Transportation, 5.000%, 09/01/29	1.3%
State of Maryland, Department of Transportation, 5.000%, 10/01/28	1.2%
Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.2%
City of San Antonio Electric & Gas Systems, Series A, 5.000%, 02/01/31	1.2%
State of Illinois, Series B, 5.000%, 05/01/34	1.1%
State of Wisconsin Transportation, Series 2, 5.000%, 07/01/29	1.1%
Top Ten as a Group	12.8%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
Iowa Finance Authority, State Revolving Fund Green Bond, 5.000%, 08/01/30	1.5%
Metropolitan Transportation Authority, Green Bond, Series B, 5.000%, 11/15/27	1.5%
Triborough Bridge & Tunnel Authority, Series C, 5.000%, 11/15/36	1.4%
Commonwealth of Massachusetts, Series A, 5.000%, 03/01/32	1.3%
State of Maryland, Department of Transportation, 5.000%, 09/01/29	1.3%
State of Maryland, Department of Transportation, 5.000%, 10/01/28	1.2%
Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.2%
City of San Antonio Electric & Gas Systems, Series A, 5.000%, 02/01/31	1.2%
State of Illinois, Series B, 5.000%, 05/01/34	1.1%
State of Wisconsin Transportation, Series 2, 5.000%, 07/01/29	1.1%
Top Ten as a Group	12.8%

C000115981 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Fund
Class Name	Class I
Trading Symbol	YACKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Yacktman Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Fund (Class I/YACKX)	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 8,307,516,262
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 17,953,514
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$8,307,516,262
Total number of portfolio holdings	68
Net advisory fees paid	$17,953,514
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Canadian Natural Resources, Ltd. (Canada)	7.0%
Bolloré SE (France)	6.8%
Samsung Electronics Co., Ltd., 1.560% (South Korea)	6.1%
Microsoft Corp.	4.3%
Alphabet, Inc., Class C	4.2%
The Charles Schwab Corp.	2.8%
PepsiCo, Inc.	2.8%
News Corp., Class A	2.7%
The Procter & Gamble Co.	2.6%
U-Haul Holding Co., Non-Voting Shares	2.1%
Top Ten as a Group	41.4%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Canadian Natural Resources, Ltd. (Canada)	7.0%
Bolloré SE (France)	6.8%
Samsung Electronics Co., Ltd., 1.560% (South Korea)	6.1%
Microsoft Corp.	4.3%
Alphabet, Inc., Class C	4.2%
The Charles Schwab Corp.	2.8%
PepsiCo, Inc.	2.8%
News Corp., Class A	2.7%
The Procter & Gamble Co.	2.6%
U-Haul Holding Co., Non-Voting Shares	2.1%
Top Ten as a Group	41.4%

C000157696 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small/Mid Cap Core Fund
Class Name	Class N
Trading Symbol	GWGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small/Mid Cap Core Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Core Fund (Class N/GWGVX)	$54	1.07%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
Net Assets	$ 707,862,215
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 2,151,504
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$707,862,215
Total number of portfolio holdings	88
Net advisory fees paid	$2,151,504
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	2.3%
Texas Roadhouse, Inc.	2.2%
CyberArk Software, Ltd. (Israel)	2.0%
Piper Sandler Cos.	1.9%
Entegris, Inc.	1.8%
Manhattan Associates, Inc.	1.8%
Comfort Systems USA, Inc.	1.7%
Cavco Industries, Inc.	1.7%
Voya Financial, Inc.	1.7%
Element Solutions, Inc.	1.6%
Top Ten as a Group	18.7%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	2.3%
Texas Roadhouse, Inc.	2.2%
CyberArk Software, Ltd. (Israel)	2.0%
Piper Sandler Cos.	1.9%
Entegris, Inc.	1.8%
Manhattan Associates, Inc.	1.8%
Comfort Systems USA, Inc.	1.7%
Cavco Industries, Inc.	1.7%
Voya Financial, Inc.	1.7%
Element Solutions, Inc.	1.6%
Top Ten as a Group	18.7%

C000157694 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small/Mid Cap Core Fund
Class Name	Class I
Trading Symbol	GWGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small/Mid Cap Core Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Core Fund (Class I/GWGIX)	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 707,862,215
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 2,151,504
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$707,862,215
Total number of portfolio holdings	88
Net advisory fees paid	$2,151,504
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	2.3%
Texas Roadhouse, Inc.	2.2%
CyberArk Software, Ltd. (Israel)	2.0%
Piper Sandler Cos.	1.9%
Entegris, Inc.	1.8%
Manhattan Associates, Inc.	1.8%
Comfort Systems USA, Inc.	1.7%
Cavco Industries, Inc.	1.7%
Voya Financial, Inc.	1.7%
Element Solutions, Inc.	1.6%
Top Ten as a Group	18.7%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	2.3%
Texas Roadhouse, Inc.	2.2%
CyberArk Software, Ltd. (Israel)	2.0%
Piper Sandler Cos.	1.9%
Entegris, Inc.	1.8%
Manhattan Associates, Inc.	1.8%
Comfort Systems USA, Inc.	1.7%
Cavco Industries, Inc.	1.7%
Voya Financial, Inc.	1.7%
Element Solutions, Inc.	1.6%
Top Ten as a Group	18.7%

C000077272 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Renaissance Large Cap Growth Fund
Class Name	Class N
Trading Symbol	MRLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Renaissance Large Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Renaissance Large Cap Growth Fund (Class N/MRLTX)	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 136,520,735
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 258,298
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$136,520,735
Total number of portfolio holdings	57
Net advisory fees paid	$258,298
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Apple, Inc.	3.3%
Microsoft Corp.	3.2%
Amazon.com, Inc.	2.7%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.5%
KLA Corp.	2.3%
Applied Materials, Inc.	2.3%
Meta Platforms, Inc., Class A	2.3%
Lam Research Corp.	2.2%
Motorola Solutions, Inc.	2.0%
Top Ten as a Group	25.3%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	3.3%
Microsoft Corp.	3.2%
Amazon.com, Inc.	2.7%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.5%
KLA Corp.	2.3%
Applied Materials, Inc.	2.3%
Meta Platforms, Inc., Class A	2.3%
Lam Research Corp.	2.2%
Motorola Solutions, Inc.	2.0%
Top Ten as a Group	25.3%

C000077271 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Renaissance Large Cap Growth Fund
Class Name	Class I
Trading Symbol	MRLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Renaissance Large Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Renaissance Large Cap Growth Fund (Class I/MRLSX)	$38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 136,520,735
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 258,298
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$136,520,735
Total number of portfolio holdings	57
Net advisory fees paid	$258,298
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Apple, Inc.	3.3%
Microsoft Corp.	3.2%
Amazon.com, Inc.	2.7%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.5%
KLA Corp.	2.3%
Applied Materials, Inc.	2.3%
Meta Platforms, Inc., Class A	2.3%
Lam Research Corp.	2.2%
Motorola Solutions, Inc.	2.0%
Top Ten as a Group	25.3%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	3.3%
Microsoft Corp.	3.2%
Amazon.com, Inc.	2.7%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.5%
KLA Corp.	2.3%
Applied Materials, Inc.	2.3%
Meta Platforms, Inc., Class A	2.3%
Lam Research Corp.	2.2%
Motorola Solutions, Inc.	2.0%
Top Ten as a Group	25.3%

C000077270 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Renaissance Large Cap Growth Fund
Class Name	Class Z
Trading Symbol	MRLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Renaissance Large Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Renaissance Large Cap Growth Fund (Class Z/MRLIX)	$35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
Net Assets	$ 136,520,735
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 258,298
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$136,520,735
Total number of portfolio holdings	57
Net advisory fees paid	$258,298
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Apple, Inc.	3.3%
Microsoft Corp.	3.2%
Amazon.com, Inc.	2.7%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.5%
KLA Corp.	2.3%
Applied Materials, Inc.	2.3%
Meta Platforms, Inc., Class A	2.3%
Lam Research Corp.	2.2%
Motorola Solutions, Inc.	2.0%
Top Ten as a Group	25.3%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	3.3%
Microsoft Corp.	3.2%
Amazon.com, Inc.	2.7%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.5%
KLA Corp.	2.3%
Applied Materials, Inc.	2.3%
Meta Platforms, Inc., Class A	2.3%
Lam Research Corp.	2.2%
Motorola Solutions, Inc.	2.0%
Top Ten as a Group	25.3%

C000241081 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Enhanced SMA Shares
Class Name	AMG GW&K Municipal Enhanced SMA Shares
Trading Symbol	MESHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Municipal Enhanced SMA Shares (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced SMA Shares (MESHX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 143,825,618
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
Fund net assets	$143,825,618
Total number of portfolio holdings	115
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
County of Jefferson Sewer Revenue, 5.500%, 10/01/53	3.6%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	3.3%
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	2.9%
Pennsylvania Economic Development Financing Authority, (AGM), 5.000%, 12/31/57	2.8%
Metropolitan Transportation Authority, Series 1, Revenue, 4.750%, 11/15/45	2.6%
North Carolina Turnpike Authority, Series A, 5.000%, 01/01/58	2.6%
Florida Housing Finance Corp., Series 3, 4.750%, 07/01/54	2.4%
Massachusetts Development Finance Agency, 5.250%, 07/01/52	2.2%
Louisiana Stadium & Exposition District, Series A, 5.250%, 07/01/53	2.0%
New York Transportation Development Corp., 6.000%, 06/30/54	1.9%
Top Ten as a Group	26.3%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
County of Jefferson Sewer Revenue, 5.500%, 10/01/53	3.6%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	3.3%
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	2.9%
Pennsylvania Economic Development Financing Authority, (AGM), 5.000%, 12/31/57	2.8%
Metropolitan Transportation Authority, Series 1, Revenue, 4.750%, 11/15/45	2.6%
North Carolina Turnpike Authority, Series A, 5.000%, 01/01/58	2.6%
Florida Housing Finance Corp., Series 3, 4.750%, 07/01/54	2.4%
Massachusetts Development Finance Agency, 5.250%, 07/01/52	2.2%
Louisiana Stadium & Exposition District, Series A, 5.250%, 07/01/53	2.0%
New York Transportation Development Corp., 6.000%, 06/30/54	1.9%
Top Ten as a Group	26.3%

C000180072 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small/Mid Cap Core Fund
Class Name	Class Z
Trading Symbol	GWGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small/Mid Cap Core Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Core Fund (Class Z/GWGZX)	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 707,862,215
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 2,151,504
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$707,862,215
Total number of portfolio holdings	88
Net advisory fees paid	$2,151,504
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	2.3%
Texas Roadhouse, Inc.	2.2%
CyberArk Software, Ltd. (Israel)	2.0%
Piper Sandler Cos.	1.9%
Entegris, Inc.	1.8%
Manhattan Associates, Inc.	1.8%
Comfort Systems USA, Inc.	1.7%
Cavco Industries, Inc.	1.7%
Voya Financial, Inc.	1.7%
Element Solutions, Inc.	1.6%
Top Ten as a Group	18.7%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	2.3%
Texas Roadhouse, Inc.	2.2%
CyberArk Software, Ltd. (Israel)	2.0%
Piper Sandler Cos.	1.9%
Entegris, Inc.	1.8%
Manhattan Associates, Inc.	1.8%
Comfort Systems USA, Inc.	1.7%
Cavco Industries, Inc.	1.7%
Voya Financial, Inc.	1.7%
Element Solutions, Inc.	1.6%
Top Ten as a Group	18.7%

C000069910 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Core Fund
Class Name	Class N
Trading Symbol	GWETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small Cap Core Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Core Fund (Class N/GWETX)	$65	1.30%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%
Net Assets	$ 619,541,994
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 2,176,779
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$619,541,994
Total number of portfolio holdings	96
Net advisory fees paid	$2,176,779
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
SPX Technologies, Inc.	2.3%
Texas Roadhouse, Inc.	2.1%
Appfolio, Inc., Class A	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Medpace Holdings, Inc.	1.9%
RBC Bearings, Inc.	1.9%
HealthEquity, Inc.	1.8%
Stifel Financial Corp.	1.8%
Matador Resources Co.	1.8%
Novanta, Inc.	1.8%
Top Ten as a Group	19.5%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
SPX Technologies, Inc.	2.3%
Texas Roadhouse, Inc.	2.1%
Appfolio, Inc., Class A	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Medpace Holdings, Inc.	1.9%
RBC Bearings, Inc.	1.9%
HealthEquity, Inc.	1.8%
Stifel Financial Corp.	1.8%
Matador Resources Co.	1.8%
Novanta, Inc.	1.8%
Top Ten as a Group	19.5%

C000069911 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Core Fund
Class Name	Class I
Trading Symbol	GWEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small Cap Core Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Core Fund (Class I/GWEIX)	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 619,541,994
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 2,176,779
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$619,541,994
Total number of portfolio holdings	96
Net advisory fees paid	$2,176,779
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
SPX Technologies, Inc.	2.3%
Texas Roadhouse, Inc.	2.1%
Appfolio, Inc., Class A	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Medpace Holdings, Inc.	1.9%
RBC Bearings, Inc.	1.9%
HealthEquity, Inc.	1.8%
Stifel Financial Corp.	1.8%
Matador Resources Co.	1.8%
Novanta, Inc.	1.8%
Top Ten as a Group	19.5%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
SPX Technologies, Inc.	2.3%
Texas Roadhouse, Inc.	2.1%
Appfolio, Inc., Class A	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Medpace Holdings, Inc.	1.9%
RBC Bearings, Inc.	1.9%
HealthEquity, Inc.	1.8%
Stifel Financial Corp.	1.8%
Matador Resources Co.	1.8%
Novanta, Inc.	1.8%
Top Ten as a Group	19.5%

C000180070 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Core Fund
Class Name	Class Z
Trading Symbol	GWEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small Cap Core Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Core Fund (Class Z/GWEZX)	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 619,541,994
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 2,176,779
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$619,541,994
Total number of portfolio holdings	96
Net advisory fees paid	$2,176,779
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
SPX Technologies, Inc.	2.3%
Texas Roadhouse, Inc.	2.1%
Appfolio, Inc., Class A	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Medpace Holdings, Inc.	1.9%
RBC Bearings, Inc.	1.9%
HealthEquity, Inc.	1.8%
Stifel Financial Corp.	1.8%
Matador Resources Co.	1.8%
Novanta, Inc.	1.8%
Top Ten as a Group	19.5%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
SPX Technologies, Inc.	2.3%
Texas Roadhouse, Inc.	2.1%
Appfolio, Inc., Class A	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Medpace Holdings, Inc.	1.9%
RBC Bearings, Inc.	1.9%
HealthEquity, Inc.	1.8%
Stifel Financial Corp.	1.8%
Matador Resources Co.	1.8%
Novanta, Inc.	1.8%
Top Ten as a Group	19.5%

C000115978 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Focused Fund
Class Name	Class N
Trading Symbol	YAFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Yacktman Focused Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Focused Fund (Class N/YAFFX)	$63	1.24%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
Net Assets	$ 3,552,952,953
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 15,877,423
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$3,552,952,953
Total number of portfolio holdings	60
Net advisory fees paid	$15,877,423
Portfolio turnover rate as of the end of the reporting period	1%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd., 1.560% (South Korea)	10.6%
Bolloré SE (France)	8.3%
Canadian Natural Resources, Ltd. (Canada)	8.1%
Microsoft Corp.	4.4%
Alphabet, Inc., Class C	4.3%
U-Haul Holding Co., Non-Voting Shares	3.1%
KT&G Corp. (South Korea)	2.9%
Fox Corp., Class B	2.7%
News Corp., Class A	2.6%
The Charles Schwab Corp.	2.5%
Top Ten as a Group	49.5%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Co., Ltd., 1.560% (South Korea)	10.6%
Bolloré SE (France)	8.3%
Canadian Natural Resources, Ltd. (Canada)	8.1%
Microsoft Corp.	4.4%
Alphabet, Inc., Class C	4.3%
U-Haul Holding Co., Non-Voting Shares	3.1%
KT&G Corp. (South Korea)	2.9%
Fox Corp., Class B	2.7%
News Corp., Class A	2.6%
The Charles Schwab Corp.	2.5%
Top Ten as a Group	49.5%

C000115979 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Focused Fund
Class Name	Class I
Trading Symbol	YAFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Yacktman Focused Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Focused Fund (Class I/YAFIX)	$54	1.06%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
Net Assets	$ 3,552,952,953
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 15,877,423
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$3,552,952,953
Total number of portfolio holdings	60
Net advisory fees paid	$15,877,423
Portfolio turnover rate as of the end of the reporting period	1%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd., 1.560% (South Korea)	10.6%
Bolloré SE (France)	8.3%
Canadian Natural Resources, Ltd. (Canada)	8.1%
Microsoft Corp.	4.4%
Alphabet, Inc., Class C	4.3%
U-Haul Holding Co., Non-Voting Shares	3.1%
KT&G Corp. (South Korea)	2.9%
Fox Corp., Class B	2.7%
News Corp., Class A	2.6%
The Charles Schwab Corp.	2.5%
Top Ten as a Group	49.5%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Co., Ltd., 1.560% (South Korea)	10.6%
Bolloré SE (France)	8.3%
Canadian Natural Resources, Ltd. (Canada)	8.1%
Microsoft Corp.	4.4%
Alphabet, Inc., Class C	4.3%
U-Haul Holding Co., Non-Voting Shares	3.1%
KT&G Corp. (South Korea)	2.9%
Fox Corp., Class B	2.7%
News Corp., Class A	2.6%
The Charles Schwab Corp.	2.5%
Top Ten as a Group	49.5%

C000142969 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Special Opportunities Fund
Class Name	Class I
Trading Symbol	YASSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Yacktman Special Opportunities Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Special Opportunities Fund (Class I/YASSX)	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Net Assets	$ 54,178,053
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 147,646
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$54,178,053
Total number of portfolio holdings	47
Net advisory fees paid	$147,646
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Omni Bridgeway, Ltd. (Australia)	7.5%
Legacy Housing Corp. (United States)	5.5%
Total Energy Services, Inc. (Canada)	5.4%
Cie de L'Odet SE (France)	4.7%
Arrow Exploration Corp. (Canada)	4.5%
Italian Wine Brands S.P.A (Italy)	4.4%
Fila S.P.A. (Italy)	4.4%
Texhong International Group, Ltd. (Hong Kong)	4.3%
U-Haul Holding Co., Non-Voting Shares (United States)	4.2%
Macfarlane Group PLC (United Kingdom)	4.2%
Top Ten as a Group	49.1%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Omni Bridgeway, Ltd. (Australia)	7.5%
Legacy Housing Corp. (United States)	5.5%
Total Energy Services, Inc. (Canada)	5.4%
Cie de L'Odet SE (France)	4.7%
Arrow Exploration Corp. (Canada)	4.5%
Italian Wine Brands S.P.A (Italy)	4.4%
Fila S.P.A. (Italy)	4.4%
Texhong International Group, Ltd. (Hong Kong)	4.3%
U-Haul Holding Co., Non-Voting Shares (United States)	4.2%
Macfarlane Group PLC (United Kingdom)	4.2%
Top Ten as a Group	49.1%

C000142968 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Special Opportunities Fund
Class Name	Class Z
Trading Symbol	YASLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Yacktman Special Opportunities Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Special Opportunities Fund (Class Z/YASLX)	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 54,178,053
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 147,646
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$54,178,053
Total number of portfolio holdings	47
Net advisory fees paid	$147,646
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Omni Bridgeway, Ltd. (Australia)	7.5%
Legacy Housing Corp. (United States)	5.5%
Total Energy Services, Inc. (Canada)	5.4%
Cie de L'Odet SE (France)	4.7%
Arrow Exploration Corp. (Canada)	4.5%
Italian Wine Brands S.P.A (Italy)	4.4%
Fila S.P.A. (Italy)	4.4%
Texhong International Group, Ltd. (Hong Kong)	4.3%
U-Haul Holding Co., Non-Voting Shares (United States)	4.2%
Macfarlane Group PLC (United Kingdom)	4.2%
Top Ten as a Group	49.1%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Omni Bridgeway, Ltd. (Australia)	7.5%
Legacy Housing Corp. (United States)	5.5%
Total Energy Services, Inc. (Canada)	5.4%
Cie de L'Odet SE (France)	4.7%
Arrow Exploration Corp. (Canada)	4.5%
Italian Wine Brands S.P.A (Italy)	4.4%
Fila S.P.A. (Italy)	4.4%
Texhong International Group, Ltd. (Hong Kong)	4.3%
U-Haul Holding Co., Non-Voting Shares (United States)	4.2%
Macfarlane Group PLC (United Kingdom)	4.2%
Top Ten as a Group	49.1%

C000200605 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Global Small Cap Fund
Class Name	Class N
Trading Symbol	TSYNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare Global Small Cap Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Global Small Cap Fund (Class N/TSYNX)	$62	1.25%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
Net Assets	$ 1,795,557
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
Fund net assets	$1,795,557
Total number of portfolio holdings	86
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Webster Financial Corp. (United States)	2.3%
Casella Waste Systems, Inc., Class A (United States)	2.3%
CyberArk Software, Ltd. (Israel)	2.3%
Performance Food Group Co. (United States)	2.3%
Chemed Corp. (United States)	2.3%
National Storage Affiliates Trust, REIT (United States)	2.2%
Regal Rexnord Corp. (United States)	2.2%
Universal Display Corp. (United States)	2.1%
JFrog, Ltd. (Israel)	2.0%
Synaptics, Inc. (United States)	2.0%
Top Ten as a Group	22.0%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Webster Financial Corp. (United States)	2.3%
Casella Waste Systems, Inc., Class A (United States)	2.3%
CyberArk Software, Ltd. (Israel)	2.3%
Performance Food Group Co. (United States)	2.3%
Chemed Corp. (United States)	2.3%
National Storage Affiliates Trust, REIT (United States)	2.2%
Regal Rexnord Corp. (United States)	2.2%
Universal Display Corp. (United States)	2.1%
JFrog, Ltd. (Israel)	2.0%
Synaptics, Inc. (United States)	2.0%
Top Ten as a Group	22.0%

C000200606 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Global Small Cap Fund
Class Name	Class I
Trading Symbol	TSYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare Global Small Cap Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Global Small Cap Fund (Class I/TSYIX)	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Net Assets	$ 1,795,557
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
Fund net assets	$1,795,557
Total number of portfolio holdings	86
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Webster Financial Corp. (United States)	2.3%
Casella Waste Systems, Inc., Class A (United States)	2.3%
CyberArk Software, Ltd. (Israel)	2.3%
Performance Food Group Co. (United States)	2.3%
Chemed Corp. (United States)	2.3%
National Storage Affiliates Trust, REIT (United States)	2.2%
Regal Rexnord Corp. (United States)	2.2%
Universal Display Corp. (United States)	2.1%
JFrog, Ltd. (Israel)	2.0%
Synaptics, Inc. (United States)	2.0%
Top Ten as a Group	22.0%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Webster Financial Corp. (United States)	2.3%
Casella Waste Systems, Inc., Class A (United States)	2.3%
CyberArk Software, Ltd. (Israel)	2.3%
Performance Food Group Co. (United States)	2.3%
Chemed Corp. (United States)	2.3%
National Storage Affiliates Trust, REIT (United States)	2.2%
Regal Rexnord Corp. (United States)	2.2%
Universal Display Corp. (United States)	2.1%
JFrog, Ltd. (Israel)	2.0%
Synaptics, Inc. (United States)	2.0%
Top Ten as a Group	22.0%

C000200607 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Global Small Cap Fund
Class Name	Class Z
Trading Symbol	TSYZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare Global Small Cap Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Global Small Cap Fund (Class Z/TSYZX)	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Net Assets	$ 1,795,557
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
Fund net assets	$1,795,557
Total number of portfolio holdings	86
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Webster Financial Corp. (United States)	2.3%
Casella Waste Systems, Inc., Class A (United States)	2.3%
CyberArk Software, Ltd. (Israel)	2.3%
Performance Food Group Co. (United States)	2.3%
Chemed Corp. (United States)	2.3%
National Storage Affiliates Trust, REIT (United States)	2.2%
Regal Rexnord Corp. (United States)	2.2%
Universal Display Corp. (United States)	2.1%
JFrog, Ltd. (Israel)	2.0%
Synaptics, Inc. (United States)	2.0%
Top Ten as a Group	22.0%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Webster Financial Corp. (United States)	2.3%
Casella Waste Systems, Inc., Class A (United States)	2.3%
CyberArk Software, Ltd. (Israel)	2.3%
Performance Food Group Co. (United States)	2.3%
Chemed Corp. (United States)	2.3%
National Storage Affiliates Trust, REIT (United States)	2.2%
Regal Rexnord Corp. (United States)	2.2%
Universal Display Corp. (United States)	2.1%
JFrog, Ltd. (Israel)	2.0%
Synaptics, Inc. (United States)	2.0%
Top Ten as a Group	22.0%